UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    May 2, 2005
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        37

Form 13F Information Table Value Total:        $204333
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTO CULVER CO              COM              013068101     4530    94650 SH       SOLE                     5000             89650
AMERICAN INTL GROUP COM        COM              026874107     6157   111112 SH       SOLE                     4300            106812
AMGEN INC COM                  COM              031162100     6823   117206 SH       SOLE                     4200            113006
AUTOMATIC DATA PROCESS COM     COM              053015103     6655   148050 SH       SOLE                     7100            140950
AVERY DENNISON CORP COM        COM              053611109     6226   100529 SH       SOLE                     4600             95929
BED BATH & BEYOND INC COM      COM              075896100     5340   146150 SH       SOLE                     6800            139350
BICO INC COM                   COM              088766100        0    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     7066   123389 SH       SOLE                     6200            117189
CISCO SYS INC COM              COM              17275R102     4904   274113 SH       SOLE                    11800            262313
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       SOLE                                      28145
DU PONT E I DE NEMOURS COM     COM              263534109      937    18284 SH       SOLE                                      18284
DUKE ENERGY CORP COM           COM              264399106     3793   135400 SH       SOLE                                     135400
EXXON MOBIL CORP COM           COM              30231G102     9894   166000 SH       SOLE                     6500            159500
FISERV INC COM                 COM              337738108     5239   131625 SH       SOLE                     7700            123925
GENERAL DYNAMICS CORP COM      COM              369550108     7065    66001 SH       SOLE                     3300             62701
GENERAL ELEC CO COM            COM              369604103     7790   216021 SH       SOLE                     9600            206421
HOME DEPOT INC COM             COM              437076102     7043   184191 SH       SOLE                     7600            176591
ILLINOIS TOOL WKS INC COM      COM              452308109     6268    70010 SH       SOLE                     3000             67010
INTERNATIONAL BUS MACH COM     COM              459200101     5957    65191 SH       SOLE                     3100             62091
JOHNSON & JOHNSON COM          COM              478160104     9740   145027 SH       SOLE                     5500            139527
JOHNSON CTLS INC COM           COM              478366107      422     7575 SH       SOLE                                       7575
KINDER MORGAN ENERGY UT LTD PA COM              494550106     2275    50550 SH       SOLE                                      50550
MARRIOTT INTL CL A             COM              571903202     3748    56050 SH       SOLE                     3500             52550
MCGRAW HILL COS INC COM        COM              580645109     7789    89277 SH       SOLE                     3900             85377
MEDTRONIC INC COM              COM              585055106     7345   144167 SH       SOLE                     6000            138167
MICROSOFT CORP COM             COM              594918104     5838   241520 SH       SOLE                    10800            230720
MORGAN STANLEY COM             COM              617446448     7045   123055 SH       SOLE                     4800            118255
PEPSICO INC COM                COM              713448108     6130   115602 SH       SOLE                     4000            111602
PFIZER INC COM                 COM              717081103     4585   174552 SH       SOLE                     7900            166652
STAPLES INC COM                COM              855030102     5233   166500 SH       SOLE                     7500            159000
STRYKER CORP COM               COM              863667101     5583   125150 SH       SOLE                     5600            119550
T ROWE PRICE GROUP INC         COM              74144T108     6737   113451 SH       SOLE                     5000            108451
UNITEDHEALTH GROUP INC         COM              91324P102     8212    86100 SH       SOLE                     3800             82300
WAL MART STORES INC COM        COM              931142103      224     4474 SH       SOLE                                       4474
WALGREEN CO COM                COM              931422109     6287   141525 SH       SOLE                     6000            135525
WELLS FARGO & CO COM           COM              949746101     7991   133626 SH       SOLE                     4500            129126
BP P L C SPONSORED ADR         ADR              055622104     7462   119589 SH       SOLE                     4700            114889